EMPLOYEE BENEFITS OBLIGATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Employee benefits obligations	¥ 28,389	¥ 30,745	¥ 34,043
Less: current portion included in accruals and other payables	(28,389)	(30,745)
Noncurrent provisions for employee benefits	¥ 0	¥ 0